SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Common Stocks—90.7%
Consumer Discretionary—8.4%
Auto Components—0.4%
Lear Corp.	91,200 $	11,562,336

Automobiles—2.4%
General Motors Co.	1,419,950	57,280,783
Harley-Davidson, Inc.	315,100	11,274,278
		68,555,061

Hotels, Restaurants & Leisure—1.1%
McDonald's Corp.	149,840	31,574,285

Media—1.3%
Comcast Corp. , Cl. A	876,610	37,843,254

Multiline Retail—2.0%
Target Corp.	674,740	58,297,536

Specialty Retail—1.2%
Lowe's Cos. , Inc.	332,610	33,726,654

Consumer Staples—13.4%
Beverages—4.4%
Coca-Cola Co. (The)	1,666,280	87,696,316
Molson Coors Brewing Co. , Cl. B	730,450	39,436,996
		127,133,312

Food & Staples Retailing—1.2%
Walmart, Inc.	310,760	34,301,689

Food Products—2.7%
Campbell Soup Co.	492,210	20,347,961
Conagra Brands, Inc.	869,240	25,094,959
General Mills, Inc.	361,430	19,195,547
McCormick & Co. , Inc.	81,800	12,968,572
		77,607,039

Household Products—2.6%
Procter & Gamble Co. (The)	650,920	76,834,597

Tobacco—2.5%
British American Tobacco plc, Sponsored ADR	405,620	14,444,128
Philip Morris International, Inc.	689,810	57,675,014
		72,119,142

Energy—9.1%
Oil, Gas & Consumable Fuels—9.1%
BP plc, Sponsored ADR	1,297,574	51,565,591
Chevron Corp.	407,350	50,148,858

1 INVESCO OPPENHEIMER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Enbridge, Inc.	429,400 $	14,337,666
Marathon Petroleum Corp.	456,027	25,715,363
Royal Dutch Shell plc, Cl. A, Sponsored ADR	809,540	50,911,971
Ship Finance International Ltd.	1,549,270	20,372,900
Suncor Energy, Inc.	1,764,200	50,632,540
		263,684,889

Financials—20.2%
Capital Markets—2.9%
BlackRock, Inc. , Cl. A	76,760	35,899,117
Blackstone Group, Inc. (The), Cl. A	617,060	29,606,539
Charles Schwab Corp. (The)	178,820	7,728,600
LPL Financial Holdings, Inc.	134,530	11,283,031
		84,517,287

Commercial Banks—9.7%
Bank of America Corp.	3,469,240	106,436,283
BB&T Corp.	472,510	24,348,440
Citigroup, Inc.	788,510	56,110,371
M&T Bank Corp.	188,040	30,885,570
Regions Financial Corp.	2,588,420	41,233,531
Zions Bancorp NA	481,510	21,701,656
		280,715,851

Insurance—2.9%
Prudential Financial, Inc.	817,360	82,806,742

Real Estate Investment Trusts (REITs)—4.7%
Crown Castle International Corp.	237,940	31,707,884
Equity Residential	368,860	29,099,365
HCP, Inc.	563,050	17,978,187
Park Hotels & Resorts, Inc.	1,046,200	27,630,142
Starwood Property Trust, Inc.	1,309,350	30,416,201
		136,831,779

Health Care—12.5%
Biotechnology—0.7%
Gilead Sciences, Inc.	330,590	21,660,257

Health Care Equipment & Supplies—2.5%
Abbott Laboratories	415,380	36,179,598
Medtronic plc	359,220	36,618,887
		72,798,485

Health Care Providers & Services—1.8%
Anthem, Inc.	116,990	34,466,424
UnitedHealth Group, Inc.	67,530	16,815,645
		51,282,069

2 INVESCO OPPENHEIMER EQUITY INCOME FUND

	Shares	Value
Pharmaceuticals—7.5%
AstraZeneca plc, Sponsored ADR	570,380 $	24,760,196
Bayer AG	548,763	35,642,841
GlaxoSmithKline plc, Sponsored ADR	544,970	22,496,362
Merck & Co. , Inc.	672,490	55,809,945
Novartis AG, Sponsored ADR	292,280	26,767,002
Pfizer, Inc.	1,309,700	50,868,748
		216,345,094

Industrials—6.2%
Aerospace & Defense—1.6%
Lockheed Martin Corp.	126,900	45,959,373

Airlines—0.7%
Delta Air Lines, Inc.	347,670	21,221,777

Electrical Equipment—1.7%
ABB Ltd.	1,118,399	21,021,343
Eaton Corp. plc	353,190	29,028,686
		50,050,029

Industrial Conglomerates—0.8%
Honeywell International, Inc.	134,140	23,133,784

Machinery—1.4%
Caterpillar, Inc.	227,860	30,002,326
Deere & Co.	54,100	8,961,665
		38,963,991

Information Technology—8.6%
Communications Equipment—3.0%
Cisco Systems, Inc.	1,544,540	85,567,516

IT Services—1.6%
International Business Machines Corp.	159,090	23,583,501
Mastercard, Inc. , Cl. A	81,480	22,184,560
		45,768,061

Semiconductors & Semiconductor Equipment—1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR	391,370	16,684,103
Texas Instruments, Inc.	248,280	31,037,483
		47,721,586

Software—2.4%
Microsoft Corp.	519,670	70,815,431

Materials—2.6%
Chemicals—2.1%
Corteva, Inc.	357,840	10,556,280
Dow, Inc.	468,033	22,671,519

3 INVESCO OPPENHEIMER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Chemicals (Continued)
DuPont de Nemours, Inc.	372,840	$26,904,134
		60,131,933

Containers & Packaging—0.5%
International Paper Co.	341,803	15,008,570

Telecommunication Services—4.9%
Diversified Telecommunication Services—4.9%
AT&T, Inc.	2,347,650	79,937,482
Verizon Communications, Inc.	1,116,240	61,694,585
		141,632,067

Utilities—4.8%
Electric Utilities—3.8%
American Electric Power Co. , Inc.	177,990	15,629,302
Edison International	213,830	15,938,888
Entergy Corp.	308,990	32,635,524
Exelon Corp.	395,280	17,811,317
NextEra Energy, Inc.	92,910	19,248,164
PPL Corp.	240,000	7,111,200
		108,374,395

Multi-Utilities—1.0%
Dominion Energy, Inc.	390,620	29,019,160
Total Common Stocks (Cost $2,204,385,348)		2,623,565,031

Preferred Stocks—2.2%
Becton Dickinson & Co. , 6.125% Cv. , Series A, Non-Vtg. , 6.125%	509,689	31,422,327
Danaher Corp. , 4.75% Cv. , Series A	27,400	31,096,260
Total Preferred Stocks (Cost $58,277,683)		62,518,587
	Principal Amount
Non-Convertible Corporate Bond and Note—0.0%
Reynolds American, Inc. , 7.00%, 8/4/41 (Cost $358,756)[1]	$354,000	420,912

	Shares
Investment Company—8.1%
Invesco Oppenheimer Institutional Government Money Market Fund,
2.29%[2] (Cost $234,276,886)	234,276,886	234,276,886
Total Investments, at Value (Cost $2,497,298,673)	101.0%	2,920,781,416
Net Other Assets (Liabilities)	(1.0)	(29,474,773)
Net Assets	100.0%	$2,891,306,643

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was $420,912, which represented 0.01% of the Fund’s Net Assets.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

4 INVESCO OPPENHEIMER EQUITY INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation information

The following is a summary of the tiered valuation input levels, as of July 31, 2019.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$241,559,126$	— $	— $	241,559,126
Consumer Staples	387,995,779	—	—	387,995,779
Energy	263,684,889	—	—	263,684,889
Financials	584,871,659	—	—	584,871,659
Health Care	326,443,064	35,642,841	—	362,085,905
Industrials	158,307,611	21,021,343	—	179,328,954
Information Technology	249,872,594	—	—	249,872,594
Materials	75,140,503	—	—	75,140,503
Telecommunication Services	141,632,067	—	—	141,632,067
Utilities	137,393,555	—	—	137,393,555
Preferred Stocks	62,518,587	—	—	62,518,587
Non-Convertible Corporate Bond
and Note	—	420,912	—	420,912
Investment Company	234,276,886	—	—	234,276,886
Total Assets	$ 2,863,696,320 $	57,085,096$	— $	2,920,781,416

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

5 INVESCO OPPENHEIMER EQUITY INCOME FUND